SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Research and development expense	$ 0	$ 6,376	$ 1,625	$ 15,047	$ 16,184	$ 20,518